Consolidated Statement of Financial Position - CAD ($) $ in Millions		Oct. 31, 2025	Oct. 31, 2024
Assets
Cash and deposits with financial institutions	[1]	$ 65,967	$ 63,860
Precious metals		5,156	2,540
Trading assets
Securities		140,844	119,912
Loans	[2],[3]	8,487	7,649
Other		2,892	2,166
Total trading assets		152,223	129,727
Securities purchased under resale agreements and securities borrowed		203,008	200,543
Derivative financial instruments		46,531	44,379
Investment securities		149,948	152,832
Loans
Residential mortgages		370,191	350,941
Personal loans		110,567	106,379
Credit cards		18,045	17,374
Business and government		279,705	292,671
Total loans gross	[4]	778,508	767,365
Allowance for credit losses		7,463	6,536
Total loans net		771,045	760,829
Other
Customers' liability under acceptances, net of allowance	[4],[5]	177	148
Property and equipment	[6]	4,881	5,252
Investments in associates		6,317	1,821
Goodwill and other intangible assets		16,169	16,853
Deferred tax assets		3,253	2,942
Other assets		35,367	30,301
Total other		66,164	57,317
Total assets		1,460,042	1,412,027
Deposits
Personal		301,718	298,821
Business and government		627,667	600,114
Financial institutions		36,894	44,914
Total deposits	[7]	966,279	943,849
Financial instruments designated at fair value through profit or loss		47,165	36,341
Other
Acceptances		178	149
Obligations related to securities sold short		38,104	35,042
Derivative financial instruments		56,031	51,260
Obligations related to securities sold under repurchase agreements and securities lent		189,144	190,449
Subordinated debentures		7,692	7,833
Other liabilities		66,862	63,028
Total other		358,011	347,761
Total liabilities		1,371,455	1,327,951
Equity
Common shares		22,067	22,054
Retained earnings		58,916	57,751
Accumulated other comprehensive income (loss)		(3,826)	(6,147)
Other reserves		(230)	(68)
Total common equity		76,927	73,590
Preferred shares and other equity instruments		9,939	8,779
Total equity attributable to equity holders of the Bank		86,866	82,369
Non-controlling interests in subsidiaries		1,721	1,707
Total equity		88,587	84,076
Total liabilities and equity		$ 1,460,042	$ 1,412,027

[1]	Net of allowances of $4 (2024 – $3).
[2]	Geographic segmentation of trading loans is based upon the location of the ultimate risk of the underlying asset.
[3]	Loans are primarily denominated in U.S. dollars.
[4]	Geographic segmentation is based on the location of the property for residential mortgages; otherwise, the residence of the borrower.
[5]	98.8% of acceptances reside outside Canada (October 31, 2024 – 96.5%).
[6]	Includes $39 (2024 – $36) of investment property.
[7]	Deposits denominated in U.S. dollars amount to $297,065 (2024 – $295,316), deposits denominated in Chilean pesos amount to $20,053 (2024 – $19,271), deposits denominated in Mexican pesos amount to $35,941 (2024 – $34,416) and deposits denominated in other foreign currencies amount to $117,530 (2024 – $109,683).